Employee Benefit Plans - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($) program
Defined Benefit Plan Disclosure [Line Items]
Duration of defined benefit obligation | year	21.2	21.9
Actual return on plan assets	$ (79)	$ 103
Change in discount rate or future pension increase, impact projected benefit obligation, percent	0.50%
Expected future employer contributions next fiscal year	$ 0
Statutory pension insurance	$ 14,049	$ 12,770	$ 12,750
France
Defined Benefit Plan Disclosure [Line Items]
Number of programs ceased, due to plant closure | program			1
Geographic Concentration Risk | Projected Benefit Pension Obligation | Germany
Defined Benefit Plan Disclosure [Line Items]
Concentration risk percentage	90.10%	90.10%